GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	Search and Portal	E-commerce	Classifieds	Taxi	Media Services	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2017	1,657	106	4,885	224	1,564	8,436
Goodwill acquired	—	—	303	639	—	942	—
Foreign currency translation adjustment	(50)	—	—	—	—	(50)
Balance as of December 31, 2017	1,607	106	5,188	863	1,564	9,328	134.3
Goodwill acquired	641	—	—	42,799	—	43,440	625.2
Disposal due to Yandex.Market deconsolidation (Note 4)	—	(106)	—	—	—	(106)	(1.5)
Balance as of December 31, 2018	2,248	—	5,188	43,662	1,564	52,662	758.0

Schedule of intangible assets, net of amortization

	2017			2018
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,149	(406)	743	3,331	(803)	2,528	36.4
Customer relationships	905	(320)	585	6,108	(731)	5,377	77.4
Content and software	646	(468)	178	1,040	(554)	486	7.0
Workforce	276	(224)	52	276	(276)	—	—
Patents and licenses	52	(29)	23	52	(37)	15	0.2
Non-compete agreements	41	(24)	17	41	(34)	7	0.1
Supplier relationships	—	—	—	12	(7)	5	0.1
Total acquisition-related intangible assets:	3,069	(1,471)	1,598	10,860	(2,442)	8,418	121.2
Other intangible assets:
Technologies and licenses	7,473	(4,872)	2,601	7,937	(5,321)	2,616	37.6
Assets not yet in use	824	—	824	511	—	511	7.4
Total other intangible assets:	8,297	(4,872)	3,425	8,448	(5,321)	3,127	45.0
Total intangible assets	11,366	(6,343)	5,023	19,308	(7,763)	11,545	166.2

Schedule of estimated amortization expense for intangible assets
\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2019	1,089	1,123	2,212	31.8
2020	979	755	1,734	25.0
2021	953	465	1,418	20.4
2022	907	196	1,103	15.9
2023	822	77	899	12.9
Thereafter	3,668	—	3,668	52.8
Total	8,418	2,616	11,034	158.8